Transactions with Related Parties - Cardiff, Vivid, Basset, Azara, Dryships (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended			24 Months Ended		12 Months Ended	28 Months Ended	24 Months Ended	8 Months Ended		12 Months Ended						8 Months Ended	12 Months Ended					8 Months Ended				12 Months Ended				11 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Management Agreement between Dryships and Cardiff	Dec. 31, 2014 New Management Agreement between Company and Cardiff	Dec. 31, 2014 Vivid - Consultancy agreement	Dec. 31, 2012 Vivid - Consultancy agreement	Dec. 31, 2014 Vivid - New consultancy agreement	Aug. 19, 2014 Basset - Consultancy Agreement 2012 USD ($)	Aug. 20, 2013 Basset - Consultancy Agreement 2012 USD ($)	Dec. 30, 2014 Basset - Consultancy Agreement 2012 USD ($)	Dec. 31, 2014 Basset - Consultancy Agreement 2012 USD ($)	Dec. 31, 2014 Basset - Consultancy Agreement 2012 EUR (€)	Dec. 31, 2015 Basset- Consultancy Agreement 2015 USD ($)	Dec. 31, 2015 Basset- Consultancy Agreement 2015 EUR (€)	Dec. 31, 2014 Steel Wheel	Aug. 20, 2013 Azara Services S.A. USD ($)	Dec. 31, 2014 Azara Services S.A. USD ($)	Dec. 31, 2013 Azara Services S.A. USD ($)	Dec. 31, 2012 Azara Services S.A. USD ($)	Aug. 20, 2015 Azara Services S.A.	Aug. 20, 2014 Azara Services S.A.	Aug. 19, 2014 Azara Services S.A. on 19 August 2014 USD ($)	Dec. 31, 2016 Azara Services S.A. on 19 August 2014	Dec. 31, 2015 Azara Services S.A. on 19 August 2014	Dec. 31, 2014 Azara Services S.A. on 19 August 2014	Dec. 30, 2014 Azara Services S.A. on 30 December 2014 USD ($)	Dec. 31, 2017 Azara Services S.A. on 30 December 2014	Dec. 31, 2016 Azara Services S.A. on 30 December 2014	Dec. 31, 2015 Azara Services S.A. on 30 December 2014	Nov. 18, 2014 Dryships Inc. USD ($)	Dec. 31, 2014 Dryships Inc. USD ($)	Dec. 31, 2013 Dryships Inc. USD ($)	Dec. 31, 2012 Dryships Inc. USD ($)
Related Party Transaction [Line Items]
Commissions in connection with employment arrangements				1.00%	1.00%
Commission on purchase and sale activities				0.75%	0.75%
Duration of consultancy agreement						5 years
Commission on financing related services							0.20%	0.20%
Annual renumeration												$ 1,100	€ 900	$ 550	€ 450			$ 9,000	$ 5,000	$ 0
Cash Bonus									4,000	3,000	3,000							2,500					2,500				4,000
Ownership in Ocean Rig												114,286	114,286			1,570,226
Professional Financial Fees																		2,500
Shares granted	656,650	342,400															150,000						150,000				300,000
Vesting period																	2 years						3 years				3 years
Grant date fair value																	$ 17.56						$ 18.37				$ 9.46
Shares vested on grant date																	50,000
Shares vested in period																					50,000	50,000		50,000	50,000	50,000		100,000	100,000	100,000
Unsecured debt to parent company	117,219	0																													120,000	117,219	0
Debt Instrument - variable interest rate basis																															LIBOR
Payment terms	The bank loans are payable in U.S. Dollars in quarterly with balloon payments due at maturity between July 2020 and July 2021.																															The Company has the option to exhange this loan for its common shares owned by DryShips at a fixed price per share, provided the DryShips $200,000 million Secured Bridge Credit facility has been repaid in full. If such exchange occurs, the margin of the loan will be reduced from inception.
Maturity date of loan																															May-16
Interest Received	1,164																															1,164	0	0
Dividends paid	$ 75,194	$ 0	$ 0																													$ 44,631